Taxes - Tabular disclosures - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total Income tax	€ (871)	€ (1,265)	€ (962)
Current tax	(975)	(1,168)	(750)
Deferred tax	103	(97)	(212)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(243)	(541)	3
Current tax	(150)	(417)	(129)
Deferred tax	(92)	(124)	133
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total Income tax	6	50	(115)
Current tax	1
Deferred tax	5	50	(115)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(552)	(528)	(431)
Current tax	(544)	(536)	(420)
Deferred tax	(9)	8	(11)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(103)	(74)	(264)
Current tax	(104)	(75)	(76)
Deferred tax	1	1	(188)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total Income tax	20	(172)	(156)
Current tax	(178)	(140)	(125)
Deferred tax	€ 198	€ (32)	€ (31)